RECLASSIFICATIONS	3 Months Ended
Mar. 31, 2021
RECLASSIFICATIONS
RECLASSIFICATIONS

NOTE 13. RECLASSIFICATIONS

Certain prior year amounts have been reclassified for consistency with the current year presentation. The presentation of administrative fees associated with the Company’s capitated revenue previously presented as a component Selling, General and Administrative Expenses in the prior year financial statements has been reclassified to conform to the current year presentation as a reduction of capitated revenue. This reclassification had no effect on the reported results of operations, balance sheets or statements of cash flows.

	Three months ended March 31, 2020
	As Reported	Revised
Capitated Revenue	$29,124,807	$25,041,525
Selling, General and Administrative Expenses	$9,607,533	$5,524,251